Right-of-use assets - Schedule of Right-of-Use Assets (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	SFr 214.0	SFr 151.6
Lease modification	6.4	2.0
Additions	153.8	103.4
Disposals	(0.2)	(0.4)
Depreciation	(60.8)	(32.9)
Exchange Difference	10.3	(9.8)
Right-of-use assets ending balance	323.6	214.0
Gross Carrying Amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	283.1	192.7
Right-of-use assets ending balance	455.9	283.1
Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(69.1)	(41.1)
Right-of-use assets ending balance	(132.3)	(69.1)
Storage
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	65.3	16.8
Lease modification	0.1	(2.1)
Additions	57.4	66.0
Disposals	0.0	(0.1)
Depreciation	(28.0)	(11.8)
Exchange Difference	5.8	(3.3)
Right-of-use assets ending balance	100.7	65.3
Storage | Gross Carrying Amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	87.5	28.7
Right-of-use assets ending balance	152.8	87.5
Storage | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(22.1)	(11.9)
Right-of-use assets ending balance	(52.1)	(22.1)
Stores & showrooms
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	55.1	37.9
Lease modification	4.4	3.3
Additions	76.2	27.1
Disposals	(0.2)	0.0
Depreciation	(19.3)	(9.2)
Exchange Difference	3.1	(4.1)
Right-of-use assets ending balance	119.4	55.1
Stores & showrooms | Gross Carrying Amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	70.5	45.6
Right-of-use assets ending balance	154.4	70.5
Stores & showrooms | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(15.4)	(7.7)
Right-of-use assets ending balance	(35.0)	(15.4)
Offices
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	90.8	94.2
Lease modification	1.9	0.7
Additions	18.7	8.0
Disposals	0.0	0.0
Depreciation	(11.6)	(10.0)
Exchange Difference	1.3	(2.1)
Right-of-use assets ending balance	101.1	90.8
Offices | Gross Carrying Amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	116.9	111.0
Right-of-use assets ending balance	139.1	116.9
Offices | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(26.1)	(16.8)
Right-of-use assets ending balance	(38.0)	(26.1)
Cars
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	2.8	2.8
Lease modification	0.0	0.0
Additions	1.4	2.3
Disposals	(0.1)	(0.3)
Depreciation	(1.8)	(1.9)
Exchange Difference	0.0	(0.2)
Right-of-use assets ending balance	2.5	2.8
Cars | Gross Carrying Amount
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	8.1	7.4
Right-of-use assets ending balance	9.6	8.1
Cars | Accumulated depreciation
Reconciliation of changes in right-of-use assets [abstract]
Right-of-use assets beginning balance	(5.4)	(4.6)
Right-of-use assets ending balance	SFr (7.1)	SFr (5.4)